Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,422
Charge for the year	335	$ 325	$ 306
Property, plant and equipment at end of period	1,638	1,422
Instruments not yet deployed	156	156
Reconciliation of changes in property, plant and equipment
Contractual commitments for acquisition of property, plant and equipment	62	15
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation charge in the year	(49)	(54)	(54)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,284	4,242
Exchange adjustment	160	(94)
Additions	415	341
Disposals	(285)	(185)
Impairment	(10)	(12)
Transfers	164	(8)
Property, plant and equipment at end of period	4,728	4,284	4,242
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,862)	(2,772)
Exchange adjustment	(115)	71
Charge for the year	335	325
Disposals	230	161
Impairment	21	3
Transfers	(29)
Property, plant and equipment at end of period	$ (3,090)	(2,862)	(2,772)
Property, plant and equipment other than buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	3 years
Property, plant and equipment other than buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	20 years
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 418
Property, plant and equipment at end of period	398	418
Right-of-use assets	153	137	157
Disclosure of quantitative information about leases for lessee [abstract]
Opening Balance	137	157
Exchange Adjustment	8	(5)
Additions	43	25
Depreciation charge in the year	(35)	(41)
Impairment		1
Net book value at 31 December	153	137	157
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	789	795
Exchange adjustment	28	(15)
Additions	44	28
Disposals	(91)	(25)
Transfers	8	6
Property, plant and equipment at end of period	778	789	795
Land and buildings | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(371)	(342)
Exchange adjustment	(14)	8
Charge for the year	59	66
Disposals	52	24
Impairment	12	5
Property, plant and equipment at end of period	(380)	(371)	(342)
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37
Property, plant and equipment at end of period	32	37
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	433
Property, plant and equipment at end of period	608	433
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,924	1,844
Exchange adjustment	84	(61)
Additions	211	225
Disposals	(96)	(84)
Transfers	166
Property, plant and equipment at end of period	2,289	1,924	1,844
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,491)	(1,452)
Exchange adjustment	(69)	51
Charge for the year	177	163
Disposals	85	73
Transfers	(29)
Property, plant and equipment at end of period	$ (1,681)	(1,491)	(1,452)
Instruments | Minimum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	3 years
Instruments | Maximum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	7 years
Buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	20 years
Buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	50 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 449
Property, plant and equipment at end of period	425	449
Right-of-use assets	39	36	28
Disclosure of quantitative information about leases for lessee [abstract]
Opening Balance	36	28
Exchange Adjustment	2	(1)
Additions	15	22
Depreciation charge in the year	(14)	(13)
Net book value at 31 December	39	36	28
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,449	1,433
Exchange adjustment	42	(18)
Additions	29	35
Disposals	(93)	(69)
Impairment	(12)
Transfers	39	68
Property, plant and equipment at end of period	1,454	1,449	1,433
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,000)	(978)
Exchange adjustment	(32)	12
Charge for the year	99	96
Disposals	93	64
Impairment	9	(2)
Property, plant and equipment at end of period	(1,029)	(1,000)	(978)
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	122
Property, plant and equipment at end of period	207	122
Assets in course of construction | Software
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	(2)	(8)
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	122	170
Exchange adjustment	6
Additions	131	53
Disposals	(5)	(7)
Impairment		(12)
Reversal of impairment	2
Transfers	(49)	(82)
Property, plant and equipment at end of period	$ 207	$ 122	$ 170